Employee benefit plans - Summary of principal actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Greece | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets	0.00%	0.00%
Discount rate - beginning of year	1.00%	0.40%	0.90%
Discount rate - end of year	1.00%	0.40%	0.90%
Rate of salary escalation	1.70%	1.70%
Turkey | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets	0.00%	0.00%
Discount rate - beginning of year	19.00%	12.80%	13.00%
Discount rate - end of year	19.00%	12.80%	13.00%
Rate of salary escalation	15.00%	8.50%
Canada | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets		3.10%
Discount rate - beginning of year		0.00%	3.10%
Discount rate - end of year		0.00%	3.10%
Rate of salary escalation		0.00%
Canada | SERP
Disclosure of defined benefit plans [line items]
Expected return on plan assets		3.10%
Discount rate - beginning of year		3.10%
Discount rate - end of year		3.10%
Rate of salary escalation		0.00%